Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income
Interest-earning deposits with banks	[1]	$ 5,757	$ 9,182	$ 6,973
Federal funds sold and securities borrowed or purchased under resale agreements	[1]	5,046	4,021	3,374
Trading assets	[1]	6,698	5,541	4,228
Available-for-sale and held-to-maturity debt securities	[1]	13,975	13,001	12,320
Loans		54,737	57,895	57,155
Other interest income	[1]	1,101	1,137	1,068
Total interest income		87,314	90,777	85,118
Interest expense
Deposits		20,449	24,282	16,503
Federal funds purchased and securities loaned or sold under repurchase agreements	[1]	6,907	4,766	3,313
Trading liabilities	[1]	1,042	820	643
Long-term debt		10,268	12,463	11,572
Other interest expense	[1]	1,164	770	712
Total interest expense		39,830	43,101	32,743
Net interest income		47,484	47,676	52,375
Noninterest income
Deposit and lending-related fees		6,613	6,515	6,140
Card fees		4,589	4,342	4,256
Mortgage banking		1,152	1,047	829
Net gains (losses) from trading and securities	[1]	5,247	5,516	4,448
Other	[1]	2,533	2,239	1,855
Total noninterest income		36,215	34,620	30,222
Total revenue		83,699	82,296	82,597
Provision for credit losses		3,658	4,334	5,399
Noninterest expense
Personnel		36,281	35,729	35,829
Technology, telecommunications and equipment		5,203	4,583	3,920
Occupancy		3,151	3,052	2,884
Professional and outside services		4,540	4,607	5,085
Advertising and promotion		1,094	869	812
Other	[2]	4,573	5,758	7,032
Total noninterest expense		54,842	54,598	55,562
Income (loss) before income tax expense		25,199	23,364	21,636
Income tax expense (benefit)		3,841	3,399	2,607
Net income (loss) before noncontrolling interests		21,358	19,965	19,029
Net income (loss) from noncontrolling interests		20	243	(113)
Wells Fargo net income (loss)		21,338	19,722	19,142
Preferred stock dividends and other		1,053	1,116	1,160
Wells Fargo net income (loss) applicable to common stock		$ 20,285	$ 18,606	$ 17,982
Per share information
Earnings per common share (in dollars per share)		$ 6.34	$ 5.43	$ 4.88
Diluted earnings per common share (in dollars per share)		$ 6.26	$ 5.37	$ 4.83
Average common shares outstanding (in shares)		3,201.8	3,426.1	3,688.3
Diluted average common shares outstanding (in shares)		3,242.3	3,467.6	3,720.4
Investment advisory and other asset-based fees [Member]
Noninterest income
Fee income		$ 10,498	$ 9,775	$ 8,670
Commissions and brokerage services fees [Member]
Noninterest income
Fee income		2,556	2,521	2,375
Investment banking fees [Member]
Noninterest income
Fee income		$ 3,027	$ 2,665	$ 1,649

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings, with corresponding changes to our consolidated statement of income. In connection with these changes, we reclassified the gains (losses) related to our physical commodities inventory, including the related hedging impacts, from other noninterest income to net gains from trading activities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	(2)In fourth quarter 2025, we reclassified operating losses into other noninterest expense. Prior period balances have been revised to conform with the current period presentation.